Fee and Commission Income	6 Months Ended
Sep. 30, 2022
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Fee and Commission Income
13	FEE AND COMMISSION INCOME
Fee and commission income for the six months ended September 30, 2022 and 2021 consisted of the following:

	For the six months ended September 30,
	2022	2021
	(In millions)
Loans	¥68,340	¥60,585
Credit card business	181,965	160,119
Guarantees	35,386	32,579
Securities-related business	55,537	84,673
Deposits	8,560	8,300
Remittances and transfers	73,526	72,036
Safe deposits	2,051	2,021
Trust fees	3,044	2,631
Investment trusts	74,220	93,860
Agency	4,630	4,574
Others	100,287	86,779

Total fee and commission income	¥607,546	¥608,157

Fee and commission income can be mainly disaggregated into credit card business, securities-related business, investment trusts, remittances and transfers and loans by types of services. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit.